FAIR VALUE OF ASSETS AND LIABILITIES - Additional Information about Level 3 Loans and Payable to Investors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans At Fair Value
Beginning balance	¥ 73,734	¥ 192,156
Origination of loans	56,147	60,201
Collection of principals	(92,673)	(125,969)
Change in fair value	¥ 16,841	¥ (52,654)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)
Ending balance	¥ 54,049	¥ 73,734
Changes in fair value related to balance outstanding at the end of the year	(4,696)	(14,168)
Payable to investors At Fair Value
Beginning balance	50,686	52,623
Contribution from investors of the consolidated ABFE	0	657
Interest and penalties received	11,249	36,760
Deductible expenses associated with the consolidated ABFE operation	(5,216)	(6,995)
Principal and interest payments to investors of Consolidated ABFE	(92,480)	(84,098)
Changes in fair value	(2,059)	(15,211)
Amount due to related parties (Note 1)	37,820	66,950
Ending balance	0	50,686
Changes in fair value related to balance outstanding at the end of the year	(461)	(15,211)
Investors
Payable to investors At Fair Value
Amount due to related parties (Note 1)	4,603	42,423
ABFE
Payable to investors At Fair Value
Amount due to related parties (Note 1)	¥ 4,603	¥ 42,423